Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	[1]	€ 0	€ 0
Other contingent liabilities		73	77
Total		€ 73	€ 77

[1]	Prior year’s comparatives aligned to presentation in the current year